Document and Entity Information	May 06, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001452937
Document Creation Date	May 06, 2025
Document Effective Date	May 06, 2025
Document Period End Date	May 06, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Exchange Traded Concepts Trust
Prospectus Date	May 06, 2025
Amendment Flag	false
CORE16 Best of Breed Premier Index ETF | CORE16 Best of Breed Premier Index ETF
Prospectus:
Trading Symbol	BOBP